SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment: [ X ]; Amendment Number: _1__________

         This Amendment (Check only one):    [ X ]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: _028___ _13637__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati Ohio,        January 27,2010

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:           81
                                        -------------

Form 13F Information Table Value Totals     $ 367644
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).

FORM 13F INFORMATION TABLE
			MARKET
	TITLE OF		VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None
AMICAS INC COM	Com	1712108	92	17000	SH		SOLE		0	0	17000
APACHE CORP COM	Com	37411105	640	6200	SH		SOLE		0	0	6200
AVERY DENNISON CORP CM	Com	53611109	146	4000	SH		SOLE		0	0	4000
BANCO SANTANDER SA COM	Com	05964H105	8556	520451	SH		SOLE		0	0	520451
BARRICK GOLD CORP COM	Com	67901108	4371	111000	SH		SOLE		0	0	111000
BRISTOL-MYERS SQUIBB CM	Com	110122108	6831	270550	SH		SOLE		0	0	270550
CHEVRON CORP COM	Com	166764100	5912	76790	SH		SOLE		0	0	76790
CHUBB CORP COM	Com	171232101	5164	105000	SH		SOLE		0	0	105000
CIMAREX ENERGY CO COM	Com	171798101	583	11000	SH		SOLE		0	0	11000
CINCINNATI FINANCIAL CORP COM	Com	172062101	332	12669	SH		SOLE		0	0	12669
CISCO SYSTEMS INC COM	Com	17275R102	419	17500	SH		SOLE		0	0	17500
CLEAN DIESEL TECHNOLOGIES INC COM	Com	18449C302	1	380	SH		SOLE		0	0	380
COCA COLA CO COM	Com	191216100	2690	47200	SH		SOLE		0	0	47200
CONOCOPHILLIPS CORP COM	Com	20825C104	7493	146720	SH		SOLE		0	0	146720
CONSOL ENERGY INC COM	Com	20854P109	50	998	SH		SOLE		0	0	998
COSTCO WHOLESALE CORPORATION COM	Com	22160K105	6934	117194	SH		SOLE		0	0	117194
COVIDIEN PLC ORD	Com	G2554F105	168	3500	SH		SOLE		0	0	3500
CSX CORP COM	Com	126408103	78	1600	SH		SOLE		0	0	1600
ELI LILLY & CO COM	Com	532457108	214	6000	SH		SOLE		0	0	6000
EXXON MOBIL CORPORATION COM	COM	30231G102	1	15	SH		SOLE		0	0	15
FIRST FINANCIAL BANCORP (OH) COM	Com	320209109	2810	193019	SH		SOLE		0	0	193019
FOSTER WHEELER AG COM	Com	H27178104	43	1450	SH		SOLE		0	0	1450
GENERAL MILLS INC COM	Com	370334104	6361	89828	SH		SOLE		0	0	89828
GENEREX BIOTECHNOLOGY CORP COM	Com	371485103	5	10000	SH		SOLE		0	0	10000
HEINZ H J CO COM	Com	423074103	221	5160	SH		SOLE		0	0	5160
HEWLETT PACKARD CO COM	Com	428236103	6866	133300	SH		SOLE		0	0	133300
HONEYWELL INTERNATIONAL INC COM	Com	438516106	212	5400	SH		SOLE		0	0	5400
HRPT PROPERTIES TRUST COM	Com	40426W101	2211	341800	SH		SOLE		0	0	341800
HUNTINGTON BANCSHARES INC COM	Conv	446150104	2085	2439	SH		SOLE		0	0	2439
INTEL CORP COM	Com	458140100	6691	327994	SH		SOLE		0	0	327994
INTERCONTINENTAL EXCHANGE COM	Com	45865V100	201	1786	SH		SOLE		0	0	1786
ISHARES MSCI AUSTRALIA	ETF	464286103	92	4013	SH		SOLE		0	0	4013
ISHARES MSCI EMERGING MKTS	ETF	464287234	377	9085	SH		SOLE		0	0	9085
ISHARES MSCI HONG KONG	ETF	464286871	22	1414	SH		SOLE		0	0	1414
ISHARES MSCI NETHERLANDS	ETF	464286814	50	2443	SH		SOLE		0	0	2443
ISHARES MSCI SINGAPORE	ETF	464286673	16	1367	SH		SOLE		0	0	1367
ISHARES MSCI SWITZERLAND	ETF	464286749	122	5489	SH		SOLE		0	0	5489
ISHARES RUSSELL 3000 GROWTH FUND	ETF	464287671	0	10	SH		SOLE		0	0	10
ISHARES XINHUA CHINA 25 INDEX FUND	ETF	464287184	6263	148200	SH		SOLE		0	0	148200
JOHNSON & JOHNSON COM	Com	478160104	5939	92200	SH		SOLE		0	0	92200
KIMBERLY CLARK CORP COM	Com	494368103	516	8100	SH		SOLE		0	0	8100
KRAFT FOODS INC CL A	Com	50075N104	8	276	SH		SOLE		0	0	276
KROGER CO COM	Com	501044101	169	8224	SH		SOLE		0	0	8224
LIFE PARTNERS HOLDINGS INC COM	Com	53215T106	212	10000	SH		SOLE		0	0	10000
MAG SILVER CORP COM	Com	55903Q104	2	300	SH		SOLE		0	0	300
MARKET VECTORS BRAZIL SMALL CAP ETF	EFT	57060U613	3088	62500	SH		SOLE		0	0	62500
MARKET VECTORS VIETNAM ETF	EFT	57060U761	2000	78450	SH		SOLE		0	0	78450
MEDTRONIC INC COM	Com	585055106	352	8000	SH		SOLE		0	0	8000
MEMC ELECTRONICS MATERIALS COM	Com	552715104	1949	143100	SH		SOLE		0	0	143100
MERCK & CO INC. COM	COM	589331107	7433	203427	SH		SOLE		0	0	203427
MERIDIAN BIOSCIENCE INC COM	Com	589584101	2013	93400	SH		SOLE		0	0	93400
MILLIPORE CORP COM	Com	601073109	289	4000	SH		SOLE		0	0	4000
MIRANT TR ESCROW CNV PFD 6.25% SER A	WTS	60467R126	0	2000	SH		SOLE		0	0	2000
MMM (3 M) CO COM 	Com	88579Y101	281	3400	SH		SOLE		0	0	3400
MORGAN JP, CHASE & CO COM	Com	46625H100	1586	38058	SH		SOLE		0	0	38058
MORGAN STANLEY COM	Com	617446448	6058	204660	SH		SOLE		0	0	204660
NATIONAL GRID PLC COM	COM	636274300	5661	104100	SH		SOLE		0	0	104100
NORFOLK SOUTHERN CORP COM	Com	655844108	6437	122794	SH		SOLE		0	0	122794
OILSANDS QUEST INC COM	Com	678046103	12	10000	SH		SOLE		0	0	10000
ONEOK INC CM (NEW)	Com	682680103	1774	39800	SH		SOLE		0	0	39800
ORACLE CORP COM	Com	68389X105	7114	290000	SH		SOLE		0	0	290000
PEPSICO INC CM	Com	713448108	3642	59900	SH		SOLE		0	0	59900
PIEDMONT NATURAL GAS CO, INC COM	Com	720186105	107	4000	SH		SOLE		0	0	4000
PITNEY BOWES INC COM	Com	724479100	141	6200	SH		SOLE		0	0	6200
PNC FINL CORP COM	Com	693475105	3675	69614	SH		SOLE		0	0	69614
POWERSHARES DB AGRICULTURE FUND	ETF	73936B408	4455	168500	SH		SOLE		0	0	168500
POWERSHARES DB COMM IND FD ETF	ETF	73935S105	4958	201400	SH		SOLE		0	0	201400
PROCTER GAMBLE CO COM - All	Com	742718109	178840	2949692	SH		SOLE		0	0	2949692
QUANTUM FUEL SYSTEMS TEC COM	Com	747653109	11	10000	SH		SOLE		0	0	10000
REGAL BELOIT CORP COM	Com	758750103	1072	20640	SH		SOLE		0	0	20640
ROYAL DUTCH SHELL PLC COM CLASS A	ADR	780259206	192	3200	SH		SOLE		0	0	3200
RPM INTERNATIONAL INC COM	Com	749685103	588	28900	SH		SOLE		0	0	28900
SMUCKER J M CO COM	Com	832696405	3719	60220	SH		SOLE		0	0	60220
SOUTHERN COPPER CORP COM	Com	84265V105	8919	271000	SH		SOLE		0	0	271000
SOUTHWEST AIRLINES CO COM	Com	844741108	6162	539100	SH		SOLE		0	0	539100
SPDR TR UNIT SER 1	SPY	78462F103	10	88	SH		SOLE		0	0	88
STEMCELLS INC COM	Com	85857R105	6	5000	SH		SOLE		0	0	5000
TD AMERITRADE HOLDING CORP COM	Com	87236Y108	1033	53300	SH		SOLE		0	0	53300
TELEFLEX INC COM	Com	879369106	183	3400	SH		SOLE		0	0	3400
TORONTO DOMINION BK ONT COM NEW	Com	891160509	5871	93600	SH		SOLE		0	0	93600
VERIZON COMMUNICATIONS COM	Com	92343v104	5844	176400	SH		SOLE		0	0	176400